Offerings - Offering: 1	Sep. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	10.43
Maximum Aggregate Offering Price	$ 15,645,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,160.57
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices reported for a share of common stock, par value $0.00001 (the "Common Stock"), of the Registrant on the New York Stock Exchange on August 31, 2026. Represents the maximum number of shares of Common Stock that may be issuable upon the settlement or exercise of certain stock option and restricted stock unit awards granted under the Hornbeck Offshore Services, Inc. 2026 Omnibus Inducement Incentive Plan. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock in respect of the securities identified in the above table that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.